The following table details the Group’s sensitivity to a 10% increase and decrease in currency units against the relevant foreign currencies. (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Increase 10% [member]
IfrsStatementLineItems [Line Items]
Total exposure	€ 6,818	€ 3,229
Increase 10% [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Total exposure	(11,986)	(10,022)
Increase 10% [member] | Sweden, Kronor
IfrsStatementLineItems [Line Items]
Total exposure	(2,884)	(400)
Increase 10% [member] | Canada, Dollars
IfrsStatementLineItems [Line Items]
Total exposure	(557)	(228)
Decrease 10% [member]
IfrsStatementLineItems [Line Items]
Total exposure	(8,334)	(3,947)
Decrease 10% [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Total exposure	14,650	12,249
Decrease 10% [member] | Sweden, Kronor
IfrsStatementLineItems [Line Items]
Total exposure	3,525	489
Decrease 10% [member] | Canada, Dollars
IfrsStatementLineItems [Line Items]
Total exposure	€ 681	€ 279